LEASES - Lease cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
LEASES
Operating lease cost	¥ 4,854	$ 694	¥ 4,602	¥ 5,428
Cost of other leases with terms less than one year	211	30	85	80
Total	¥ 5,065	$ 724	¥ 4,687	¥ 5,508